Income Taxes - Components of Income (Loss) Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Income Tax Disclosure [Abstract]
Domestic	$ (196,925)	$ (224,968)	$ (208,592)
Foreign	116,453	69,948	111,912
Income (loss) before income taxes	$ (80,472)	$ (155,020)	$ (96,680)